Related Party Transactions - Additional Information (Detail) - USD ($)						3 Months Ended		4 Months Ended	5 Months Ended	6 Months Ended	9 Months Ended		12 Months Ended
	Nov. 06, 2025	May 22, 2025	May 20, 2025	Mar. 31, 2025	Nov. 07, 2024	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2025	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2025	Sep. 30, 2025	Sep. 09, 2025
Related Party Transaction [Line Items]
Common stock par value						$ 0.001		$ 0.001	$ 0.001	$ 0.001	$ 0.001		$ 0.001
Related party payable						$ 8,966,901		$ 4,587,335	$ 4,587,335	$ 8,966,901	$ 8,966,901		$ 2,276,419
Related Party Credit Facility [Member]
Related Party Transaction [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 1,000,000
Line of Credit Facility, Interest Rate During Period	3.81%
Line of Credit Facility, Interest Rate Description	calculated on a 360-day year basis
Line of Credit Facility, Fair Value of Amount Outstanding	$ 0					0				0	0
Line of Credit Facility, Description	All amounts are repayable within five business days of the earliest of (i) lender demand, (ii) closing of the Proposed Business Combination, or (iii) termination of BCA.
Parent [Member]
Related Party Transaction [Line Items]
Related party payable						5,851,011		3,870,625	3,870,625	5,851,011	5,851,011		2,276,419
Pathfinder [Member]
Related Party Transaction [Line Items]
Related party payable						3,115,890		716,710	716,710	3,115,890	3,115,890		0
Pathfinder [Member] | Interest On Payables [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction								5,463		23,472
Armada Acquisition Corp II [Member]
Related Party Transaction [Line Items]
Proceeds from issuance of private placement											0	$ 7,100,000	7,100,000
Common stock par value														$ 0.1
Administrative fees expense						0	$ 16,000				0	16,000
Working capital loans outstanding						$ 0				$ 0	$ 0		0
Administrative fees paid							$ 24,000					$ 24,000
Armada Acquisition Corp II [Member] | Sponsor [Member]
Related Party Transaction [Line Items]
Amount of sponsor fee for office space			$ 12,000
Administrative fees expense													$ 39,000
Armada Acquisition Corp II [Member] | Sponsor [Member] | Unsecured debt [Member]
Related Party Transaction [Line Items]
Debt instrument, face amount				$ 300,000
Proceeds from debt utilizing in working capital				127,755
Proceeds from debt utilizing In deferred offering cost				9,840
Proceeds from debt utilizing in formation cost				4,614
Proceeds from debt utilizing in operating cost				$ 870
Repayments of debt		$ 143,079
Armada Acquisition Corp II [Member] | Founder shares [Member]
Related Party Transaction [Line Items]
Percentage of initial public offering		100.00%
Common stock par value		$ 9.845
Percentage of business combination on IPO		19.90%
Percentage of discount for marketability based on Finnerty put model		1.70%
Armada Acquisition Corp II [Member] | Founder shares [Member] | Sponsor [Member]
Related Party Transaction [Line Items]
Stock issued during period shares new issues					7,880,000
Proceeds from issuance of private placement					$ 25,000
Price per share					$ 0.00317
Stock issue subject to forfeiture					1,027,826
Share no longer subject to forfeiture					1,027,826
Armada Acquisition Corp II [Member] | Private placement [Member] | Sponsor [Member]
Related Party Transaction [Line Items]
Stock issued during period shares new issues		2,400,000			400,000						2,400,000		2,400,000
Proceeds from issuance of private placement					$ 4,000,000
Price per share					$ 10
Number of share purchase by sponsor					400,000
Fair value of founder per shares		$ 1.93
Armada Acquisition Corp II [Member] | Private placement [Member] | Underwriters [Member]
Related Party Transaction [Line Items]
Stock issued during period shares new issues					310,000
Proceeds from issuance of private placement					$ 3,100,000
Price per share					$ 10
Armada Acquisition Corp II [Member] | Private placement [Member] | Non-managing investors [Member]
Related Party Transaction [Line Items]
Stock issued during period shares new issues		1.93			2,400,000						1.93		1.93
Price per share		$ 4,621,895				$ 4,621,895				$ 4,621,895	$ 4,621,895		$ 4,621,895
Number of share purchase by non-managing investors					300,000
Pathfinder Digital Assets LLC [Member]
Related Party Transaction [Line Items]
Related party payable						$ 328,125		170,625	170,625	$ 328,125	$ 328,125		$ 0
Interest payable, related party						93,029		6,032	6,032	93,029	93,029		0
Related party receivable						3,115,890		716,710	716,710	3,115,890	3,115,890		0
Pathfinder Digital Assets LLC [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Related party payable						328,125		170,625	170,625	328,125	328,125		$ 0
Interest receivable						23,472		5,463	5,463	23,472	23,472
Related party receivable						3,115,890		716,710	716,710	3,115,890	3,115,890
Related party payment						2,097,719				2,097,719	2,097,719
Related party receivable principal						994,699		711,247	$ 711,247	$ 994,699	994,699
Pathfinder Digital Assets LLC [Member] | Related Party [Member] | Notes Payable, Other Payables [Member]
Related Party Transaction [Line Items]
Debt instrument, face amount	$ 7,000,000
Debt Instrument, Interest Rate, Stated Percentage	3.81%
Debt Instrument, Maturity Date, Description									All amounts are repayable within five business days of the earliest of (i) lender demand, (ii) closing of the Business Combination Agreement, or (iii) termination of the Business Combination Agreement.	All amounts are repayable within five business days of the earliest of (i) lender demand, (ii) closing of the Business Combination Agreement, or (iii) termination of the Business Combination Agreement.
Interest payable, related party						93,029		6,032	$ 6,032	$ 93,029	93,029
Amount drawn under related party credit facility									1,174,305	5,380,483
Aggregate borrowings outstanding						$ 6,554,788		$ 1,174,305	$ 1,174,305	$ 6,554,788	$ 6,554,788